Banking facilities (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Including sub-limit of:
Bank overdrafts	$ 1,937	$ 445
Amount Available
Import and export facilities
Combined limit	2,564	2,564
Including sub-limit of:
Notes payable	2,308	2,308
Bank overdrafts	641	641
Long term loans (1)	1,214	641
Other facilities
Export documentary credits	641	641
Revolving loan	1,923	1,923
Total	5,128	5,128
Amount Utilized
Import and export facilities
Combined limit	937	445
Including sub-limit of:
Notes payable	0	0
Bank overdrafts	0	0
Long term loans (1)	937	445
Other facilities
Export documentary credits	0	0
Revolving loan	1,000	0
Total	1,937	445
Amount Unutilized
Import and export facilities
Combined limit	1,627	2,119
Including sub-limit of:
Notes payable	2,308	2,308
Bank overdrafts	641	641
Long term loans (1)	277	196
Other facilities
Export documentary credits	641	641
Revolving loan	923	1,923
Total	$ 3,191	$ 4,683